Business Combinations (Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed) (Details) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Sep. 10, 2014
Business Acquisition [Line Items]
Goodwill	$ 842,665	$ 836,318	$ 876,642
Blackstone Group [Member]
Business Acquisition [Line Items]
Current assets acquired		73,239
Property, plant and equipment		29,293
Other assets		30,535
Intangible assets		1,062,300
Goodwill		880,302
Current liabilities assumed		(100,258)
Deferred income tax liability		(33,996)
Other liabilities		(5,777)
Total fair value of the assets acquired and liabilities assumed		1,935,638
Smartrove [Member]
Business Acquisition [Line Items]
Net assets acquired		3
Intangible assets		4,040
Goodwill		1,765
Deferred income tax liability		(1,533)
Total fair value of the assets acquired and liabilities assumed		4,275
Wildfire Acquisition [Member] | Subsidiaries [Member]
Business Acquisition [Line Items]
Net assets acquired				96
Intangible assets				2,900
Goodwill				504
Total cash consideration				3,500
Estimated net working capital adjustment				(61)
Total estimated fair value of the assets acquired and liabilities assumed				3,439
Space Monkey Acquisition [Member] | Subsidiaries [Member]
Business Acquisition [Line Items]
Net assets acquired					404
Intangible assets					8,300
Goodwill					7,402
Deferred income tax liability					(1,106)
Total estimated fair value of the assets acquired and liabilities assumed					$ 15,000